Earnings Per Share - Details of Earnings Per Share (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) shares
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis (in thousands) | €		€ (67,593)		€ (36,761)		€ (101,059)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations (in thousands) | €		€ 0		€ 0		€ 15,776
Weighted average number of outstanding shares, used to calculate basic net result per share | shares		100,279,276		90,566,346		57,012,815
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares | shares		100,279,276		90,566,346		57,012,815
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.67)		$ (0.41)		$ (1.77)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.67)		(0.41)		(1.77)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0		0		0.28
Diluted earnings from discontinued operations per share ( $ /share)	$ 0		$ 0		$ 0.28